Other Current Liabilities - Additional Information (Details) - Southern Airways Corporation - Revolving Credit Facility - USD ($) $ in Thousands	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Line of Credit Facility [Line Items]
Maximum revolving accounts receivable financing arrangement percentage		90.00%	90.00%
Line of credit	$ 5,000	$ 5,000	$ 2,000
Line of credit facility interest rate during period		1.00%	1.00%
Proceeds from line of credit		$ 17,300	$ 3,000
Repayments of line of credit		14,700	1,700
Interest expense and collateral fee of line of credit	91	186	32
Line of credit outstanding	$ 2,600	$ 2,600	$ 1,300	$ 0